Income tax	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax

11.	Income tax

	As of December 31	As of December 31
	2025	2024
	USD	USD

Income tax expense:
Current year	8,406	2,065

The income tax on the results for the financial year differs from the amount of income tax determined by applying the Hong Kong standard rate of income tax, where the Group’s primary operation is based, due to the following factors:

	As of December 31	As of December 31
	2025	2024
	USD	USD
Profit before income tax	(7,176,796)	(370,255)
Tax at the applicable tax rate of 16.5%	(1,184,171)	(61,092)
Tax effect of:
- non-deductible expenses	135,463	218,916
- non-taxable income	(23,082)	(393)
- others	1,080,196	(155,366)
Income tax expense	8,406	2,065